Assets Under Development - Narrative (Details) - USD ($)	1 Months Ended
	Oct. 31, 2020	Apr. 30, 2019	Feb. 28, 2019	Jun. 30, 2021
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contractual obligation				$ 716,451,000
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter			20 years
Project extension	11 months
Contractual obligation				$ 1,500,000,000
Gimi Conversion | Gimi $700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 700,000,000
Gimi Conversion | Keppel Capital
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Long-term purchase commitment, percentage		30.00%